Annual Total Returns - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIP Government Money Market Portfolio - VIP Government Money Market Portfolio - Initial Class
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.03%
Annual Return 2016	0.20%
Annual Return 2017	0.67%
Annual Return 2018	1.65%
Annual Return 2019	2.02%
Annual Return 2020	0.32%
Annual Return 2021	0.01%
Annual Return 2022	1.44%
Annual Return 2023	4.89%